Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Minimum Future Rental Receipts [Abstract]
2012	$ 285,462
2013	267,912
2014	234,097
2015	196,446
2016	167,297
Thereafter	752,745
Future Minimum Payments Receivable	1,903,959
Future Rental Payments [Abstract]
2012	2,624
2013	2,426
2014	1,985
2015	1,793
2016	1,465
Thereafter	13,121
Future Minimum Payments Due	23,414
Rent expense for leasehold interests	776	955	1,039
Fixed rent per annum payment for corporate headquarters	1,299
Fixed rent per annum payment 2012	865
Fixed rent per annum payment thereafter	1,153
Incentive from lessor	845
Minimum lease payment 2012	84
Minimum lease payment 2013	83
Minimum lease payment 2014	45
Minimum lease payment 2015	36
Minimum lease payment 2016	36
Minimum lease payment after 2016	9
Rent expense for corporate headquarters	$ 1,392	$ 1,332	$ 1,299